Concentration of Credit Risk	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk	Concentrations of Credit Risk
The Company is potentially exposed to concentrations of credit risk in respect of amounts recoverable from reinsurers, investments and cash and cash equivalents, and insurance and reinsurance balances owed by the brokers with whom the Company transacts business.
The Company defines credit risk tolerances in line with the risk appetite set by our Board and they, together with the group’s risk management function, monitor exposures to individual counterparties. Any exceptions are reported to senior management and the Risk Committee of the Board of Directors.
Reinsurance recoverables
At June 30, 2023, the total amount recoverable by the Company from reinsurers was $4,658.0 million (December 31, 2022 — $4,897.7 million). Of the Company’s reinsurance recoverable balance at June 30, 2023, 56.0% is collateralized by our reinsurers, 43.5% is recoverable from reinsurers rated A- or higher by major rating agencies and 0.5% is recoverable from reinsurers rated lower than A- by major rating agencies (December 31, 2022 — 57.9%, 42.0% and 0.1%, respectively). As at June 30, 2023, the Company’s largest collateralized exposures to individual reinsurers represent 16.0% (December 31, 2022 —16.3%), 9.2% (December 31, 2022 — 9.7%), and 7.8% (December 31, 2022 — 8.2%).
Under the current expected credit loss model (“CECL”), the Company recognized a provision against reinsurance recoverables of $3.3 million as at June 30, 2023 (December 31, 2022 — $3.7 million). For the six months ended June 30, 2023 there was a decrease in the CECL allowance on reinsurance recoverables of $0.4 million (December 31, 2022 — $0.4 million increase).
Underwriting premium receivables
The total underwriting premium receivable by the Company as at June 30, 2023 was $1,676.8 million (December 31, 2022 — $1,482.4 million). As at June 30, 2023, $5.9 million of the total underwriting premium receivable balance has been due for settlement for more than one year. The Company assesses the recoverability of premium receivables through a review of policies and the concentration of receivables by broker. Allowance for credit losses of $21.6 million as at June 30, 2023 (December 31, 2022 — $25.0 million) for underwriting premiums unlikely to be collected.
Investments and cash and cash equivalents
The Company’s investment policies include specific provisions that limit the allowable holdings of a single issue and issuer. As at June 30, 2023, there were no investments in any single issuer, other than the U.S. government and the Canadian government in excess of 2% of the aggregate investment portfolio.